BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
BALANCE SHEET COMPONENTS
Accrued Liabilities
	September 30, 2022	December 31, 2021
Operating costs	$230,480	$-
Lease liability	116,243	107,192
Employee related	77,692	597,148
	$424,415	$704,340

	December 31, 2021	December 31, 2020
Employee related	$597,148	$860,629
Lease liability	107,192	60,379
Operating costs	-	319,608
	$704,340	$1,240,616